Inventories (Tables)	12 Months Ended
Mar. 31, 2026
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Summary of Inventories
Inventories as of March 31, 2025 and 2026 consist of the following:

	Yen (millions)
	2025	2026
Finished goods	¥1,582,755	¥1,585,283
Work in process	80,730	91,558
Raw materials	807,105	854,325

Total	¥2,470,590	¥2,531,166